Segment Reporting (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Segment Reporting Profit (Loss) and Other Information [Abstract]
Interest income		$ 20,249	$ 16,969
Interest expense		12,291	10,744
Net interest income (expense)		7,958	6,225
Servicing fee income		19,519	17,188
Servicing costs		5,840	3,821
Net servicing income		13,679	13,367
Other income (expense)		(77,906)	(42,923)
Other operating expenses		4,721	2,772
Benefit from corporate business taxes	[1]	(12,154)	(3,719)
Net Loss		(48,836)	(22,384)
Investments		1,821,641		$ 2,799,471
Other assets		298,853		145,094
Total Assets		2,120,494		2,944,565
Debt		1,737,008		2,504,627
Other liabilities		51,192		40,563
Total Liabilities		1,788,200		2,545,190
Book value		332,294		399,375
RMBS [Member] | Operating Segments [Member]
Segment Reporting Profit (Loss) and Other Information [Abstract]
Interest income		18,608	16,711
Interest expense		10,582	9,556
Net interest income (expense)		8,026	7,155
Servicing fee income		0	0
Servicing costs		0	0
Net servicing income		0	0
Other income (expense)		166	(17,956)
Other operating expenses		0	0
Benefit from corporate business taxes		0	0
Net Loss		8,192	(10,801)
Investments		1,598,999		2,508,360
Other assets		133,738		80,207
Total Assets		1,732,737		2,588,567
Debt		1,565,232		2,337,638
Other liabilities		25,289		16,503
Total Liabilities		1,590,521		2,354,141
Book value		142,216		234,426
Servicing Related Assets [Member] | Operating Segments [Member]
Segment Reporting Profit (Loss) and Other Information [Abstract]
Interest income		1,641	258
Interest expense		1,709	1,188
Net interest income (expense)		(68)	(930)
Servicing fee income		19,519	17,188
Servicing costs		5,840	3,821
Net servicing income		13,679	13,367
Other income (expense)		(78,072)	(24,967)
Other operating expenses		600	492
Benefit from corporate business taxes		(12,154)	(3,719)
Net Loss		(52,907)	(9,303)
Investments		222,642		291,111
Other assets		62,135		39,742
Total Assets		284,777		330,853
Debt		171,776		166,989
Other liabilities		13,617		10,043
Total Liabilities		185,393		177,032
Book value		99,384		153,821
All Other [Member]
Segment Reporting Profit (Loss) and Other Information [Abstract]
Interest income		0	0
Interest expense		0	0
Net interest income (expense)		0	0
Servicing fee income		0	0
Servicing costs		0	0
Net servicing income		0	0
Other income (expense)		0	0
Other operating expenses		4,121	2,280
Benefit from corporate business taxes		0	0
Net Loss		(4,121)	$ (2,280)
Investments		0		0
Other assets		102,980		25,145
Total Assets		102,980		25,145
Debt		0		0
Other liabilities		12,286		14,017
Total Liabilities		12,286		14,017
Book value		$ 90,694		$ 11,128

[1]	The provision for income taxes is recorded at the TRS level.